Share-Based Compensation Expense and Related Tax Benefit (Detail) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 599
Tax expense (benefit)	(126)
Total	473
General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 599
Predecessor
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		$ 2,543	$ 6,819	$ 7,094
Tax expense (benefit)			(1,147)	(2,011)
Total		2,543	5,672	5,083
Predecessor | Operating expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		177	416	658
Predecessor | General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		$ 2,366	$ 6,403	$ 6,436